COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

SCHEDULE OF INVESTMENTS

January 31, 2021 (Unaudited)

		Shares	Value
EXCHANGE-TRADED FUNDS—U.S. EQUITY	0.9%
Invesco Preferred ETF		862,640	$12,818,830

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$13,121,854)			12,818,830

PREFERRED SECURITIES—$25 PAR VALUE	41.2%
BANKS	11.8%
Bank of America Corp., 6.00%, Series GG(a)		54,467	1,483,681
Bank of America Corp., 5.875%, Series HH(a)		52,768	1,443,205
Capital One Financial Corp., 6.00%, Series H(a)		95,464	2,510,703
Capital One Financial Corp., 5.00%, Series I(a)		264,232	6,904,382
Capital One Financial Corp., 4.80%, Series J(a)		403,158	10,220,055
Citigroup, Inc., 6.875% to 11/15/23, Series K(a),(b)		374,279	10,614,553
Citigroup, Inc., 6.30%, Series S(a)		32,491	812,600
First Horizon Corp., 6.50%(a)		314,918	8,779,914
Fulton Financial Corp., 5.125%, Series A(a)		149,579	3,923,457
GMAC Capital Trust I, 6.007% (3 Month US LIBOR + 5.785%), due 2/15/40, Series 2 (TruPS) (FRN)(c)		1,202,908	31,901,120
Huntington Bancshares, Inc., 6.25%, Series D(a)		386,778	9,820,294
JPMorgan Chase & Co., 5.75%, Series DD(a)		115,000	3,110,750
JPMorgan Chase & Co., 6.00%, Series EE(a)		146,333	4,005,134
KeyCorp, 5.65%, Series F(a)		93,018	2,481,720
PNC Financial Services Group, Inc./The, 6.125% to 5/1/22, Series P(a),(b)		22,000	580,800
Regions Financial Corp., 5.70% to 5/15/29, Series C(a),(b)		136,304	3,905,110
Signature Bank/New York NY, 5.00%, Series a(a)		894,075	22,745,268
SVB Financial Group, 5.25%, Series A(a)		87,558	2,343,052
Truist Financial Corp., 5.20%, Series F(a)		246,521	6,241,912
Truist Financial Corp., 5.20%, Series G(a)		200,000	5,064,000
Truist Financial Corp., 5.25%, Series O(a)		7,998	219,545
Wells Fargo & Co., 5.20%(a)		28,322	713,431
Wells Fargo & Co., 4.70%, Series AA(a)		480,000	12,096,000
Wells Fargo & Co., 5.125%, Series O(a)		88,819	2,240,903
Wells Fargo & Co., 5.25%, Series P(a)		46,526	1,174,782
Wells Fargo & Co., 6.625% to 3/15/24, Series R(a),(b)		137,926	3,963,993
Wells Fargo & Co., 4.75%, Series Z(a)		263,963	6,604,354

			165,904,718

ELECTRIC	4.1%
Duke Energy Corp., 5.75%, Series A(a)		153,799	4,286,378
SCE Trust V, 5.45% to 3/15/26, Series K(a),(b)		535,000	13,658,550
SCE Trust VI, 5.00%(a)		450,000	11,052,000

		Shares	Value
WESCO International, Inc., 10.625% to 6/22/25, Series A(a),(b)		921,912	$28,653,025

			57,649,953

FINANCIAL	9.7%
DIVERSIFIED FINANCIAL SERVICES	4.4%
Apollo Global Management, Inc., 6.375%, Series A(a)		687,002	18,239,903
Ares Management Corp., 7.00%, Series A(a)		180,242	4,657,453
KKR & Co., Inc., 6.75%, Series A(a)		15,677	404,310
KKR & Co., Inc., 6.50%, Series B(a)		25,438	658,335
Oaktree Capital Group LLC, 6.625%, Series A(a)		108,519	2,991,869
Oaktree Capital Group LLC, 6.55%, Series B(a)		510,739	14,050,430
Synchrony Financial, 5.625%, Series A(a)		790,778	21,010,972

			62,013,272

INVESTMENT BANKER/BROKER	5.3%
Charles Schwab Corp./The, 5.95%, Series D(a)		630,000	16,279,200
Morgan Stanley, 6.875% to 1/15/24, Series F(a),(b)		1,061,831	30,039,199
Morgan Stanley, 6.375% to 10/15/24, Series I(a),(b)		551,424	15,638,384
Morgan Stanley, 5.85% to 4/15/27, Series K(a),(b)		423,253	12,105,036

			74,061,819

TOTAL FINANCIAL			136,075,091

INDUSTRIALS—CHEMICAL	0.9%
CHS, Inc., 7.875%, Series 1(a)		225,000	6,403,500
CHS, Inc., 7.50%, Series 4(a)		236,821	6,889,123

			13,292,623

INSURANCE	8.8%
LIFE/HEALTH INSURANCE	5.7%
Athene Holding Ltd., 6.35% to 6/30/29, Series A(a),(b)		399,650	11,437,983
Athene Holding Ltd., 6.375% to 6/30/25, Series C(a),(b)		409,735	11,275,907
Athene Holding Ltd., 4.875%, Series D(a)		598,000	14,950,000
Brighthouse Financial, Inc., 6.60%, Series A(a)		242,578	6,554,458
Brighthouse Financial, Inc., 6.75%, Series B(a)		268,551	7,398,580
Brighthouse Financial, Inc., 5.375%, Series C(a)		747,700	19,178,505
CNO Financial Group, Inc., 5.125%, due 11/25/60		90,000	2,308,500
Equitable Holdings, Inc., 5.25%, Series A(a)		241,611	6,298,799

			79,402,732

MULTI-LINE—FOREIGN	0.2%
PartnerRe Ltd., 7.25%, Series H (Bermuda)(a)		109,870	2,829,152

		Shares	Value
PROPERTY CASUALTY	2.5%
Assurant, Inc., 5.25%, due 1/15/61		251,339	$6,645,403
Axis Capital Holdings Ltd., 5.50%, Series E(a)		164,279	4,217,042
Enstar Group Ltd., 7.00% to 9/1/28, Series D(a),(b)		351,514	9,849,422
National General Holdings Corp., 7.50%, Series C(a)		454,076	11,648,185
Selective Insurance Group, Inc., 4.60%, Series B(a)		107,805	2,668,174

			35,028,226

REINSURANCE	0.4%
Arch Capital Group Ltd., 5.25%, Series E(a)		184,210	4,734,197
Arch Capital Group Ltd., 5.45%, Series F(a)		42,821	1,138,182

			5,872,379

TOTAL INSURANCE			123,132,489

INTEGRATED TELECOMMUNICATIONS SERVICES	1.2%
Telephone & Data Systems, Inc., 6.875%, due 11/15/59		228,553	5,839,529
United States Cellular Corp., 5.50%, due 3/1/70		432,000	10,873,440

			16,712,969

PIPELINES	0.8%
Energy Transfer Operating LP, 7.625% to 8/15/23, Series D(a),(b)		176,724	3,801,333
Energy Transfer Operating LP, 7.60% to 5/15/24, Series E(a),(b)		356,935	7,859,709

			11,661,042

REAL ESTATE	3.0%
DATA CENTERS	0.4%
Digital Realty Trust, Inc., 6.625%, Series C(a)		228,461	5,894,294

DIVERSIFIED FINANCIAL SERVICES	0.2%
National Retail Properties, Inc., 5.20%, Series F(a)		116,534	3,005,412

HOTEL	0.2%
DiamondRock Hospitality Co., 8.25%(a)		83,547	2,229,034

INDUSTRIALS	1.2%
Monmouth Real Estate Investment Corp., 6.125%, Series C(a)		622,287	15,731,415
STAG Industrial, Inc., 6.875%, Series C(a)		44,871	1,141,384

			16,872,799

NET LEASE	0.1%
VEREIT, Inc., 6.70%, Series F(a)		44,997	1,147,873

		Shares		Value
OFFICE	0.3%
Vornado Realty Trust, 5.25%, Series N(a)		175,000		$4,494,000

RESIDENTIAL	0.6%
American Homes 4 Rent, 6.50%, Series D(a)		254,229		6,462,501
American Homes 4 Rent, 6.35%, Series E(a)		84,723		2,166,367

				8,628,868

TOTAL REAL ESTATE				42,272,280

UTILITIES	0.9%
GAS UTILITIES	0.5%
South Jersey Industries, Inc., 5.625%, due 9/16/79		100,000		2,564,000
Spire, Inc., 5.90%, Series A(a)		177,617		4,893,349

				7,457,349

MULTI-UTILITIES	0.4%
NiSource, Inc., 6.50% to 3/15/24, Series B(a),(b)		202,265		5,713,986

TOTAL UTILITIES				13,171,335

TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$574,240,401)				579,872,500

		Principal Amount
PREFERRED SECURITIES—CAPITAL SECURITIES	102.1%
BANKS	34.4%
AgriBank FCB, 6.875% to 1/1/24(a),(b)		6,000	†	654,750
Bank of America Corp., 6.10% to 3/17/25, Series AA(a),(b)		$20,500,000		23,094,378
Bank of America Corp., 5.875% to 3/15/28, Series FF(a),(b)		20,860,000		23,140,292
Bank of America Corp., 6.25% to 9/5/24, Series X(a),(b)		31,520,000		34,897,083
Bank of America Corp., 6.50% to 10/23/24, Series Z(a),(b)		13,000,000		14,829,100
Citigroup, Inc., 5.95% to 1/30/23(a),(b)		27,331,000		28,790,018
Citigroup, Inc., 5.95% to 5/15/25, Series P(a),(b)		26,000,000		28,307,500
Citigroup, Inc., 6.25% to 8/15/26, Series T(a),(b)		26,476,000		30,406,362
Citizens Financial Group, Inc., 5.65% to 10/6/25, Series F(a),(b)		10,664,000		11,970,340
Citizens Financial Group, Inc., 6.375% to 4/6/24, Series C(a),(b)		7,650,000		8,051,625
Comerica, Inc., 5.625% to 7/1/25(a),(b)		9,060,000		9,988,650
Farm Credit Bank of Texas, 6.75% to 9/15/23, 144A(a),(b),(d)		7,000	†	764,750
Huntington Bancshares, Inc., 5.625% to 7/15/30, Series F(a),(b)		8,141,000		9,600,356
JPMorgan Chase & Co., 6.00% to 8/1/23, Series R(a),(b)		4,180,000		4,381,622
JPMorgan Chase & Co., 6.75% to 2/1/24, Series S(a),(b)		46,075,000		51,820,121
JPMorgan Chase & Co., 6.125% to 4/30/24, Series U(a),(b)		26,002,000		28,108,272

		Principal Amount		Value
JPMorgan Chase & Co., 6.10% to 10/1/24, Series X(a),(b)		$10,000,000		$10,931,308
M&T Bank Corp., 6.45% to 2/15/24, Series E(a),(b)		7,663,000		8,505,930
M&T Bank Corp., 5.125% to 11/01/26, Series F(a),(b)		3,000,000		3,285,000
PNC Financial Services Group, Inc./The, 6.75% to 8/1/21, Series O(a),(b)		31,399,000		31,987,731
Regions Financial Corp., 5.75% to 6/15/25, Series D(a),(b)		11,875,000		13,292,519
Truist Financial Corp., 5.125% to 12/15/27, Series M(a),(b)		1,000,000		1,072,500
Truist Financial Corp., 4.80% to 9/1/24, Series N(a),(b)		4,000,000		4,178,640
Truist Financial Corp., 4.95% to 9/1/25, Series P(a),(b)		13,000,000		14,235,000
Truist Financial Corp., 5.10% to 3/1/30, Series Q(a),(b)		10,787,000		12,192,546
Wachovia Capital Trust III, 5.57% (3 Month US LIBOR + 0.930%, Floor 5.57%) (FRN)(a),(c)		13,850,000		13,920,358
Wells Fargo & Co., 3.90% to 3/15/26(a),(b)		13,250,000		13,258,281
Wells Fargo & Co., 7.50%, Series L(a)		3,854	†	5,565,176
Wells Fargo & Co., 5.90% to 6/15/24, Series S(a),(b)		8,169,000		8,650,396
Wells Fargo & Co., 5.875% to 6/15/25, Series U(a),(b)		31,000,000		34,603,440

				484,484,044

BANKS—FOREIGN	32.2%
Abanca Corp. Bancaria SA, 6.00% to 1/20/26 (Spain)(a),(b),(e),(f)		3,000,000		3,604,315
Australia & New Zealand Banking Group Ltd./United Kingdom, 6.75% to 6/15/26, 144A (Australia)(a),(b),(d),(e)		4,000,000		4,694,540
Banco Bilbao Vizcaya Argentaria SA, 8.875% to 4/14/21 (Spain)(a),(b),(e),(f)		4,000,000		4,934,778
Banco BPM SpA, 6.50% to 1/19/26 (Italy)(a),(b),(e),(f)		1,800,000		2,165,678
Banco do Brasil SA/Cayman, 9.00% to 6/18/24, 144A (Brazil)(a),(b),(d),(e)		4,600,000		5,150,620
Bank of Ireland Group PLC, 7.50% to 5/19/25 (Ireland)(a),(b),(e),(f)		7,675,000		10,723,218
Bankinter SA, 8.625% to 5/10/21 (Spain)(a),(b),(e),(f)		2,000,000		2,481,007
Barclays PLC, 7.125% to 6/15/25 (United Kingdom)(a),(b),(e)		1,800,000		2,755,542
Barclays PLC, 7.25% to 3/15/23 (United Kingdom)(a),(b),(e),(f)		1,800,000		2,627,752
Barclays PLC, 7.875% to 3/15/22 (United Kingdom)(a),(b),(e),(f)		9,600,000		10,099,862
Barclays PLC, 7.875% to 9/15/22 (United Kingdom)(a),(b),(e),(f)		7,200,000		10,500,343
Barclays PLC, 8.00% to 6/15/24 (United Kingdom)(a),(b),(e)		10,000,000		11,217,517
BNP Paribas SA, 6.75% to 3/14/22, 144A (France)(a),(b),(d),(e)		4,800,000		5,014,512
BNP Paribas SA, 7.195% to 6/25/37, 144A (France)(a),(b),(d)		4,200,000		4,610,906
BNP Paribas SA, 7.375% to 8/19/25, 144A (France)(a),(b),(d),(e)		7,600,000		8,785,089
BNP Paribas SA, 7.625% to 3/30/21, 144A (France)(a),(b),(d),(e)		3,800,000		3,830,875
Commerzbank AG, 6.125% to 10/9/25 (Germany)(a),(b),(e),(f)		8,200,000		10,498,417
Commerzbank AG, 7.00% to 4/9/25 (Germany)(a),(b),(e),(f)		8,000,000		8,535,800

	Principal Amount	Value
Cooperatieve Rabobank UA, 6.625% to 6/29/21 (Netherlands)(a),(b),(e),(f)	$4,200,000	$5,233,413
Credit Agricole SA, 6.875% to 9/23/24, 144A (France)(a),(b),(d),(e)	6,000,000	6,641,670
Credit Agricole SA, 7.875% to 1/23/24, 144A (France)(a),(b),(d),(e)	23,000,000	25,975,625
Credit Agricole SA, 8.125% to 12/23/25, 144A (France)(a),(b),(d),(e)	4,200,000	5,086,922
Credit Suisse Group AG, 7.125% to 7/29/22 (Switzerland)(a),(b),(e),(f)	9,600,000	10,168,704
Credit Suisse Group AG, 7.25% to 9/12/25, 144A (Switzerland)(a),(b),(d),(e)	12,200,000	13,740,799
Credit Suisse Group AG, 7.50% to 7/17/23, 144A (Switzerland)(a),(b),(d),(e)	26,800,000	29,238,264
Danske Bank A/S, 7.00% to 6/26/25 (Denmark)(a),(b),(e),(f)	2,200,000	2,450,250
Deutsche Bank AG, 7.50% to 4/30/25 (Germany)(a),(b),(e)	1,000,000	1,033,750
DNB Bank ASA, 6.50% to 3/26/22 (Norway)(a),(b),(e),(f)	4,600,000	4,808,817
Erste Group Bank AG, 8.875% to 10/15/21, Series EMTN (Austria)(a),(b),(e),(f)	3,800,000	4,869,247
HSBC Capital Funding Dollar 1 LP, 10.176% to 6/30/30, 144A (United Kingdom)(a),(b),(d)	11,068,000	18,843,270
HSBC Holdings PLC, 6.375% to 3/30/25 (United Kingdom)(a),(b),(e)	2,400,000	2,624,580
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a),(b),(e)	2,400,000	2,713,020
HSBC Holdings PLC, 6.875% to 6/1/21 (United Kingdom)(a),(b),(e)	5,000,000	5,081,950
ING Groep N.V., 6.875% to 4/16/22 (Netherlands)(a),(b),(e),(f)	5,400,000	5,636,326
Intesa Sanpaolo SpA, 7.70% to 9/17/25, 144A (Italy)(a),(b),(d),(e)	7,000,000	7,875,000
Lloyds Bank PLC, 12.00% to 12/16/24, 144A (United Kingdom)(a),(b),(d)	4,288,000	4,905,365
Lloyds Banking Group PLC, 7.50% to 6/27/24 (United Kingdom)(a),(b),(e)	2,400,000	2,674,128
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a),(b),(e)	2,400,000	2,743,080
Lloyds Banking Group PLC, 7.625% to 6/27/23 (United Kingdom)(a),(b),(e),(f)	3,600,000	5,368,528
Lloyds Banking Group PLC, 7.875% to 6/27/29 (United Kingdom)(a),(b),(e),(f)	2,200,000	3,742,978
Nationwide Building Society, 10.25% (United Kingdom)(a),(f)	1,300,000	3,277,577
Natwest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a),(b),(e)	7,800,000	9,174,516
Natwest Group PLC, 8.625% to 8/15/21 (United Kingdom)(a),(b),(e)	9,600,000	9,957,312

		Principal Amount	Value
Natwest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a),(b),(e)		$3,600,000	$5,204,107
Nordea Bank Abp, 6.625% to 3/26/26, 144A (Finland)(a),(b),(d),(e)		2,200,000	2,509,837
Societe Generale SA, 6.75% to 4/7/21 (France)(a),(b),(e),(f)		4,200,000	5,144,513
Societe Generale SA, 6.75% to 4/6/28, 144A (France)(a),(b),(d),(e)		3,000,000	3,322,500
Societe Generale SA, 7.375% to 9/13/21, 144A (France)(a),(b),(d),(e)		4,800,000	4,936,656
Societe Generale SA, 7.875% to 12/18/23, 144A (France)(a),(b),(d),(e)		24,194,000	26,628,642
Societe Generale SA, 8.00% to 9/29/25, 144A (France)(a),(b),(d),(e)		4,200,000	4,937,630
Standard Chartered PLC, 7.014% to 7/30/37, 144A (United Kingdom)(a),(b),(d)		8,100,000	10,833,750
Standard Chartered PLC, 7.50% to 4/2/22, 144A (United Kingdom)(a),(b),(d),(e)		9,400,000	9,904,733
Standard Chartered PLC, 7.75% to 4/2/23, 144A (United Kingdom)(a),(b),(d),(e)		12,620,000	13,671,120
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a),(f)		13,806,925	22,043,388
UBS Group AG, 7.00% to 1/31/24, 144A (Switzerland)(a),(b),(d),(e)		10,800,000	11,860,506
UBS Group AG, 6.875% to 8/7/25 (Switzerland)(a),(b),(e),(f)		6,600,000	7,449,750
UBS Group AG, 7.00% to 2/19/25 (Switzerland)(a),(b),(e),(f)		2,200,000	2,510,728
UBS Group AG, 7.125% to 8/10/21 (Switzerland)(a),(b),(e),(f)		4,800,000	4,929,173
UniCredit SpA, 8.00% to 6/3/24 (Italy)(a),(b),(e),(f)		7,370,000	7,958,616
UniCredit SpA, 6.75% to 9/10/21, Series EMTN (Italy)(a),(b),(e),(f)		3,000,000	3,714,925

			453,656,436

ELECTRIC	2.2%
CenterPoint Energy, Inc., 6.125% to 9/1/23, Series A(a),(b)		6,898,000	7,251,460
Duke Energy Corp., 4.875% to 9/16/24(a),(b)		7,000,000	7,490,000
Sempra Energy, 4.875% to 10/15/25(a),(b)		6,000,000	6,478,200
Southern California Edison Co., 6.25% to 2/1/22, Series E(a),(b)		9,175,000	9,382,794

			30,602,454

ELECTRIC—FOREIGN	2.7%
Electricite de France SA, 5.375% to 1/29/25, Series EMTN (France)(a),(b),(f)		12,600,000	17,345,018
Electricite de France SA, 6.00% to 1/29/26, Series EMTN (France)(a),(b),(f)		13,400,000	20,891,344

			38,236,362

FINANCIAL	9.4%
Charles Schwab Corp./The, 7.00% to 2/1/22(a),(b)		12,200,000	12,840,500

		Principal Amount		Value
Charles Schwab Corp./The, 5.375% to 6/1/25, Series G(a),(b)		$29,000,000		$32,214,940
Charles Schwab Corp./The, 4.00% to 12/1/30, Series H(a),(b)		22,954,000		23,757,390
Discover Financial Services, 5.50% to 10/30/27, Series C(a),(b)		10,344,000		11,029,290
Discover Financial Services, 6.125% to 6/23/25, Series D(a),(b)		15,510,000		17,524,284
General Motors Financial Co., Inc., 5.70% to 9/30/30, Series C(a),(b)		10,719,000		12,072,274
Morgan Stanley, 5.875% to 9/15/26, Series M(a),(b)		8,000,000		9,070,000
Provident Financing Trust I, 7.405%, due 3/15/38		6,100,000		7,035,948
SVB Financial Group, 4.10% to 2/15/31(a),(b)		7,246,000		7,381,500

				132,926,126

FINANCIAL—FOREIGN	1.0%
AerCap Global Aviation Trust, 6.50% to 6/15/25, due 6/15/45, 144A (Ireland)(b),(d)		13,217,000		13,778,722

FOOD	0.6%
Dairy Farmers of America, Inc., 7.875%, 144A(a),(d),(g)		35,000	†	3,500,000
Land O’ Lakes, Inc., 7.00%, 144A(a),(d)		3,600,000		3,654,558
Land O’ Lakes, Inc., 7.25%, 144A(a),(d)		1,600,000		1,638,128

				8,792,686

INDUSTRIALS—DIVERSIFIED MANUFACTURING	0.9%
General Electric Co., 3.548% (3 Month US LIBOR + 3.33%), Series D (FRN)(a),(c)		12,675,000		11,987,888

INSURANCE	12.7%
LIFE/HEALTH INSURANCE	2.2%
MetLife, Inc., 5.875% to 3/15/28, Series D(a),(b)		6,500,000		7,549,750
SBL Holdings, Inc., 7.00% to 5/13/25, 144A(a),(b),(d)		18,850,000		15,975,375
Voya Financial, Inc., 6.125% to 9/15/23, Series A(a),(b)		6,200,000		6,680,500

				30,205,625

LIFE/HEALTH INSURANCE—FOREIGN	4.4%
Dai-ichi Life Insurance Co., Ltd./The, 7.25% to 7/25/21, 144A (Japan)(a),(b),(d)		23,822,000		24,477,105
Fukoku Mutual Life Insurance Co., 6.50% to 9/19/23 (Japan)(a),(b),(f)		12,900,000		14,480,250
La Mondiale SAM, 5.05% to 12/17/25 (France)(a),(b),(f)		2,000,000		2,795,338
Legal & General Group PLC, 5.625% to 3/24/31 (United Kingdom)(a),(b),(e),(f)		3,000,000		4,531,184
Pension Insurance Corp. PLC, 7.375% to 7/25/29 (United Kingdom)(a),(b),(e)		6,032,000		9,917,695
Phoenix Group Holdings PLC, 5.625% to 1/29/25 (United Kingdom)(a),(b),(e),(f)		2,400,000		2,471,952

		Principal Amount	Value
SRLEV NV, 9.00% to 4/15/21, due 4/15/41 (Netherlands)(b)		$2,810,000	$3,459,691

			62,133,215

MULTI-LINE	0.3%
American International Group, Inc., 8.175% to 5/15/38, due 5/15/58(b)		3,325,000	4,873,282

MULTI-LINE—FOREIGN	0.8%
AXA SA, 6.379% to 12/14/36, 144A (France)(a),(b),(d)		2,200,000	3,072,443
UnipolSai Assicurazioni SpA, 5.75% to 6/18/24, Series EMTN (Italy)(a),(b),(f)		5,869,000	7,642,644

			10,715,087

PROPERTY CASUALTY	2.3%
Assurant, Inc., 7.00% to 3/27/28, due 3/27/48(b)		2,000,000	2,280,000
Enstar Finance LLC, 5.75% to 9/1/25, due 9/1/40(b)		7,300,000	7,633,747
Markel Corp., 6.00% to 6/1/25(a),(b)		20,355,000	22,377,880

			32,291,627

PROPERTY CASUALTY—FOREIGN	2.7%
Athora Netherlands NV, 6.25% to 11/16/22 (Netherlands)(a),(b),(f)		12,940,000	13,392,900
Caisse Nationale de Reassurance Mutuelle Agricole
Groupama, 6.375% to 5/28/24 (France)(a),(b),(f)		14,400,000	19,829,885
QBE Insurance Group Ltd., 5.875% to 5/12/25, 144A (Australia)(a),(b),(d)		4,175,000	4,550,332

			37,773,117

TOTAL INSURANCE			177,991,953

INTEGRATED TELECOMMUNICATIONS SERVICES—FOREIGN	1.2%
Orange SA, 5.75% to 4/1/23, Series EMTN (France)(a),(b),(f)		2,000,000	2,997,637
Telefonica Europe BV, 5.875% to 3/31/24 (Spain)(a),(b),(f)		10,600,000	14,430,903

			17,428,540

OIL & GAS—FOREIGN	0.9%
BP Capital Markets PLC, 4.875% to 3/22/30 (United Kingdom)(a),(b)		11,300,000	12,342,990

PIPELINES	0.6%
Energy Transfer Operating LP, 7.125% to 5/15/30, Series G(a),(b)		9,500,000	8,949,950

		Principal Amount	Value
PIPELINES—FOREIGN	2.4%
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(b)		$2,421,000	$2,593,068
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(b)		23,520,000	26,055,784
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(b)		4,052,000	4,462,265

			33,111,117

REAL ESTATE—RETAIL—FOREIGN	0.9%
Scentre Group Trust 2, 5.125% to 6/24/30, due 9/24/80, 144A (Australia)(b),(d)		11,600,000	12,105,736

TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$1,413,460,805)			1,436,395,004

		Shares
SHORT-TERM INVESTMENTS	3.4%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 0.01%(h)		47,705,567	47,705,567

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$47,705,567)			47,705,567

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$2,048,528,627)	147.6%		2,076,791,901
LIABILITIES IN EXCESS OF OTHER ASSETS	(47.6)		(669,512,611)

NET ASSETS (Equivalent to $25.46 per share based on 55,273,457 shares of common stock outstanding)	100.0%		$1,407,279,290

Centrally Cleared Interest Rate Swap Contracts

Notional Amount	Fixed Rate Payable	Fixed Payment Frequency	Floating Rate Receivable (resets monthly) (i)	Floating Payment Frequency	Maturity Date	Value	Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
$ 35,000,000	0.249%	Monthly	0.129%	Monthly	12/20/24	$62,168	$(1,249)	$60,919
125,000,000	0.270	Monthly	0.129	Monthly	12/20/24	135,506	—	135,506
35,000,000	0.349	Monthly	0.129	Monthly	12/20/25	145,057	(2,690)	142,367
125,000,000	0.360	Monthly	0.129	Monthly	12/20/25	467,094	—	467,094
160,000,000	0.464	Monthly	0.129	Monthly	12/20/26	1,074,385	(4,353)	1,070,032

						$1,884,210	$(8,292)	$1,875,918

The total amount of all interest rate swap contracts as presented in the table above are representative of the volume of activity for this derivative type during the three months ended January 31, 2021.

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	119,490,586	USD	146,276,791	2/2/21	$1,269,047
Brown Brothers Harriman	GBP	18,899,572	USD	25,835,904	2/2/21	(59,348)
Brown Brothers Harriman	GBP	2,781,515	USD	3,768,752	2/2/21	(42,341)
Brown Brothers Harriman	USD	144,993,462	EUR	119,490,586	2/2/21	14,282
Brown Brothers Harriman	USD	29,754,907	GBP	21,681,087	2/2/21	(48,562)
Brown Brothers Harriman	EUR	118,770,410	USD	144,197,967	3/2/21	(23,697)
Brown Brothers Harriman	GBP	20,088,033	USD	27,570,524	3/2/21	43,085

						$1,152,466

Glossary of Portfolio Abbreviations

EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
LIBOR	London Interbank Offered Rate
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(†)	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.

(b)	Security converts to floating rate after the indicated fixed-rate coupon period.
(c)	Variable rate. Rate shown is in effect at January 31, 2021.
(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $316,515,980 which represents 22.5% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $406,063,011 or 28.9% of the net assets of the Fund (19.4% of the managed assets of the Fund).

(f)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $286,287,157 which represents 20.3% of the net assets of the Fund, of which 0.0% are illiquid.

(g)	Security value is determined based on significant unobservable inputs (Level 3).
(h)	Rate quoted represents the annualized seven-day yield.
(i)	Based on 1 month LIBOR. Represents rates in effect at January 31, 2021.

Country Summary	% of Managed Assets
United States	63.7
United Kingdom	8.5
France	8.2
Switzerland	3.8
Netherlands	2.4
Japan	1.9
Canada	1.6
Italy	1.4
Spain	1.2
Ireland	1.2
Australia	1.0
Germany	1.0
Other (includes short-term investments)	4.1

100.0

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate. Centrally cleared interest rate swaps are valued at the price determined by the relevant exchange or clearinghouse.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Trustees.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment Manager) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment manager, pursuant to delegation by the Board of Trustees, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at NAV.

The policies and procedures approved by the Fund’s Board of Trustees delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Trustees. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Trustees. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Exchange-Traded Funds	$12,818,830	$12,818,830	$—	$—
Preferred Securities—$25 Par Value	579,872,500	579,872,500	—	—
Preferred Securities—Capital Securities:
Banks	484,484,044	5,565,176	478,918,868	—
Food	8,792,686	—	5,292,686	3,500,000
Other Industries	943,118,274	—	943,118,274	—
Short-Term Investments	47,705,567	—	47,705,567	—

Total Investments in Securities(a)	$2,076,791,901	598,256,506	$1,475,035,395	$3,500,000	(b)

Interest Rate Swap Contracts	$1,875,918	$—	$1,875,918	$—
Forward Foreign Currency Exchange Contracts	1,326,414	—	1,326,414	—

Total Derivative Assets(a)	$3,202,332	$—	$3,202,332	$—

Forward Foreign Currency Exchange Contracts	$(173,948)	$—	$(173,948)	$—

Total Derivative Liabilities(a)	$(173,948)	$—	$(173,948)	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.
(b)

Level 3 investments are valued by a third-party pricing service. The inputs for these securities are not readily available or cannot be reasonably estimated. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Preferred Securities— Capital Securities— Food
Balance as of October 31, 2020	$—
Purchases	3,163,125
Change in unrealized appreciation (depreciation)	336,875

Balance as of January 31, 2021	$3,500,000

The change in unrealized appreciation (depreciation) attributable to securities owned on January 31, 2021 which were valued using significant unobservable inputs (Level 3) amounted to $336,875.

Note 2. Derivative Instruments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Centrally Cleared Interest Rate Swap Contracts: The Fund may use interest rate swaps in connection with borrowing under its revolving credit agreement. The interest rate swaps are intended to reduce interest rate risk by countering the effect that an increase in short-term interest rates could have on the performance of the Fund’s shares as a result of the floating rate structure of interest owed pursuant to the revolving credit agreement. When entering into interest rate swaps, the Fund will agree to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty’s agreement to pay the Fund a variable rate payment that was intended to approximate the Fund’s variable rate payment obligation on the revolving credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the Fund. Swaps are marked-to-market daily and changes in the value are recorded as unrealized appreciation (depreciation).

COHEN & STEERS TAX-ADVANTAGED PREFERRED SECURITIES AND INCOME FUND

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Immediately following execution of a swap agreement, the swap agreement will be novated to a central counterparty (the CCP) and the Fund’s counterparty on the swap agreement will become the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin will be designated on the Schedule of Investments and cash deposited is recorded as cash collateral pledged for interest rate swap contracts. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin on interest rate swap contracts. Any upfront payments paid or received upon entering into a swap agreement would be recorded as assets or liabilities, respectively, and amortized or accreted over the life of the swap and recorded as realized gain (loss). Payments received from or paid to the counterparty during the term of the swap agreement, or at termination, are recorded as realized gain (loss).

Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected on the Schedule of Investments. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates.

The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the three months ended January 31, 2021:

Forward Foreign Currency Exchange Contracts
Average Notional Amount	$126,497,409